Related party transactions (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due to owners and affiliates	$ 10,604	$ 6,019
Amounts due from affiliates	$ 4,239	$ 0